UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30th

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Bridgewater Township NJ BAN	4.000%	10/4/06	7,630	7,637
Bridgewater Township NJ BAN	4.750%	7/25/07	8,500	8,570
Burlington County NJ BAN	4.500%	3/1/07	19,655	19,756
Burlington County NJ BAN	4.500%	4/12/07	25,525	25,660
Burlington County NJ BAN	4.750%	7/12/07	11,205	11,295
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	3.440%	9/7/06 (2)	5,335	5,335
Camden County NJ Improvement Auth. Lease Rev. VRDO	3.350%	9/7/06 LOC	32,100	32,100
Cherry Hill Township NJ BAN	4.000%	10/24/06	9,133	9,144
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.360%	9/7/06 (2)	12,200	12,200
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	3.440%	9/7/06 (4)	3,000	3,000
Dover Township NJ BAN	4.500%	6/22/07	8,170	8,227
Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	3.370%	9/7/06 LOC	3,225	3,225
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	3.420%	9/7/06 LOC	30,000	30,000
1 Garden State Preservation Trust New Jersey TOB VRDO	3.420%	9/7/06 (4)	6,500	6,500
1 Garden State Preservation Trust New Jersey TOB VRDO	3.430%	9/7/06 (4)	9,950	9,950
Gloucester County NJ BAN	4.000%	10/23/06	16,200	16,222
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	3.200%	9/1/06	34,000	34,000
Hopewell Township NJ BAN	4.500%	11/17/06	16,940	16,987
Hopewell Township NJ BAN	4.500%	6/28/07	8,905	8,956
Lawrence Township NJ BAN	4.750%	7/26/07	4,910	4,949
Long Hill Township NJ BAN	4.500%	2/27/07	6,623	6,646
Monroe Township NJ BAN	4.250%	2/16/07	9,980	10,022
Mount Laurel Township NJ BAN	4.500%	5/25/07	10,508	10,570
1 New Jersey Building Auth. Rev. TOB VRDO	3.450%	9/7/06 (1)	42,375	42,375
1 New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee) TOB VRDO	3.440%	9/7/06 (1)	4,790	4,790
1 New Jersey COP TOB VRDO	3.420%	9/7/06 (2)	10,395	10,395
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	3.590%	9/6/06 LOC	55,000	55,000
1 New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	3.440%	9/7/06 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev. (Airis Newark LLC Project) VRDO	3.320%	9/7/06 (2)	17,000	17,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.420%	9/7/06 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.420%	9/7/06 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.790%	10/5/06 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	3.530%	11/7/06	7,880	7,880
New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	3.320%	9/7/06 LOC	5,800	5,800
New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	3.370%	9/7/06 LOC	6,525	6,525
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	3.420%	9/7/06 LOC	4,910	4,910
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	3.580%	9/1/06 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	3.410%	9/7/06 LOC	5,820	5,820
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.330%	9/1/06	25,000	25,000
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.530%	9/1/06	21,000	21,000
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project) VRDO	3.400%	9/7/06 LOC	5,045	5,045
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.430%	9/7/06 (1)	6,075	6,075
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.440%	9/7/06 (1)	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	3.420%	9/7/06 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	3.370%	9/7/06 LOC	16,835	16,835
New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	3.360%	9/7/06 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.360%	9/7/06	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.380%	9/7/06	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.380%	9/7/06	1,500	1,500
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.380%	9/7/06	7,500	7,500
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.440%	9/7/06 (3)	14,150	14,150
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.450%	9/7/06 (3)	39,440	39,440
1 New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	3.440%	9/7/06 (4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	3.380%	9/7/06 LOC	5,100	5,100
New Jersey Econ. Dev. Auth. Rev. (Visiting Nurse Association) VRDO	3.400%	9/7/06 LOC	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	3.250%	9/1/06	2,000	2,000
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.440%	9/7/06 (4)	2,750	2,750
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)	4,065	4,065
1 New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	3.460%	9/7/06 (3)	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.520%	9/1/06 (2)	6,600	6,600
1 New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.570%	9/1/06 (2)	20,165	20,165
1 New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.580%	9/1/06 (2)	16,250	16,250
New Jersey Educ. Fac. Auth. Rev. (Caldwell College) VRDO	3.370%	9/7/06 LOC	21,400	21,400
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	3.370%	9/7/06 (2)	41,555	41,555
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	3.420%	9/7/06 (2)	12,930	12,930
1 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	3.430%	9/7/06 (2)	6,145	6,145
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.440%	9/7/06	5,000	5,000
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.450%	9/7/06	5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.350%	9/1/06	37,955	37,955
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	3.450%	9/7/06 (2)	2,775	2,775
1 New Jersey GO TOB VRDO	3.430%	9/7/06 (3)	3,380	3,380
1 New Jersey GO TOB VRDO	3.450%	9/7/06	24,200	24,200
1 New Jersey GO TOB VRDO	3.450%	9/7/06 (2)	8,870	8,870
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	3.370%	9/7/06 LOC	21,710	21,710
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.290%	9/7/06 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.290%	9/7/06 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.290%	9/7/06 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.290%	9/7/06 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.260%	9/7/06 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.280%	9/7/06 LOC	31,100	31,100
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.370%	9/7/06 LOC	32,855	32,855
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson) VRDO	3.370%	9/7/06 LOC	16,300	16,300
New Jersey Health Care Fac. Financing Auth. Rev. (Southern Ocean County Hosp.) VRDO	3.370%	9/7/06 LOC	9,190	9,190
New Jersey Health Care Fac. Financing Auth. Rev. (St. Peters Univ. Hosp.) VRDO	3.210%	9/7/06 LOC	16,145	16,145
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	3.370%	9/7/06 LOC	9,200	9,200
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.430%	9/7/06 (2)	10,500	10,500
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.430%	9/7/06 (3)	10,000	10,000
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.440%	9/7/06	4,810	4,810
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.380%	9/7/06 LOC	13,950	13,950
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.000%	1/1/07 (3)(ETM)	8,565	8,612
1 New Jersey Housing & Mortgage Finance Agency Mulity-Family Housing Rev. VRDO	3.420%	9/7/06 (4)	6,015	6,015
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.440%	9/7/06 (3)	3,615	3,615
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.460%	9/7/06 (7)	51,110	51,110
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.420%	9/7/06 (4)	8,790	8,790
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.440%	9/7/06 (3)	34,435	34,435
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.440%	9/7/06 (4)	18,755	18,755
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.400%	9/7/06	22,120	22,120
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.420%	9/7/06	26,820	26,820
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.470%	9/7/06 LOC	17,200	17,200
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	3.470%	9/7/06 LOC	13,400	13,400
1 New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	3.440%	9/7/06 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	3.300%	9/7/06 (1)	34,785	34,785
New Jersey Sports & Exposition Auth. Rev. VRDO	3.380%	9/7/06 (1)	9,940	9,940
New Jersey Sports & Exposition Auth. Rev. VRDO	3.400%	9/7/06 (1)	6,383	6,383
1 New Jersey Transp. Corp. COP TOB VRDO	3.440%	9/7/06 (3)	9,635	9,635
New Jersey Transp. Trust Fund Auth. Rev	5.000%	12/15/06 (1)	44,200	44,421
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/07 (10)(Prere.)	15,000	15,440
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/07 (Prere.)	34,660	35,933
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/07 (Prere.)	37,000	38,359
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.430%	9/7/06 (10)	5,995	5,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.430%	9/7/06 (2)	3,745	3,745
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.430%	9/7/06 (1)	5,680	5,680
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.430%	9/7/06 (1)	8,055	8,055
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.430%	9/7/06 (1)	10,985	10,985
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)	7,400	7,400
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (3)	5,345	5,345
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (2)	2,495	2,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (4)	7,025	7,025
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)	8,495	8,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (3)	5,330	5,330
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)	6,205	6,205
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)(3)	6,960	6,960
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.450%	9/7/06 (3)	20,000	20,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.450%	9/7/06 (4)	1,500	1,500
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.450%	9/7/06 (1)	2,950	2,950
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.470%	9/7/06 (2)	2,905	2,905
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.470%	9/7/06 (3)	4,920	4,920
1 New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	3.460%	9/7/06 (4)	21,995	21,995
1 New Jersey Turnpike Auth. Rev. TOB PUT	3.550%	2/15/07 (3)	7,095	7,095
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.440%	9/7/06 (4)	8,300	8,300
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)	4,995	4,995
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)	16,000	16,000
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.450%	9/7/06 (3)	13,640	13,640
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.450%	9/7/06 (1)	18,335	18,335
New Jersey Turnpike Auth. Rev. VRDO	3.360%	9/7/06 (3)LOC	133,900	133,900
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	63,800	63,800
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	58,000	58,000
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	17,100	17,100
Parsippany - Troy Hills Township NJ BAN	4.750%	7/25/07	13,000	13,107
Port Auth. of New York & New Jersey CP	3.580%	9/6/06	15,210	15,210
Port Auth. of New York & New Jersey CP	3.600%	9/7/06	3,900	3,900
Port Auth. of New York & New Jersey Rev	3.530%	11/7/06	46,180	46,180
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.440%	9/7/06 (10)	5,415	5,415
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.440%	9/7/06 (10)	2,940	2,940
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.460%	9/7/06 (3)	5,930	5,930
Princeton Univ. New Jersey CP	3.500%	10/19/06	15,500	15,500
Readington Township NJ BAN	4.250%	2/7/07	20,000	20,082
Ridgewood NJ BAN	4.500%	6/29/07	19,680	19,801
Rutgers State Univ. New Jersey VRDO	3.470%	9/1/06	79,925	79,925
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.400%	9/7/06 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.500%	9/7/06 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Exelon Project) CP	3.680%	9/12/06 LOC	19,000	19,000
Union County NJ BAN	4.500%	3/1/07	45,000	45,235
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	3.410%	9/7/06 (2)	55,000	55,000
1 Washington Township NJ Board of Educ. TOB VRDO	3.430%	9/7/06 (4)	8,010	8,010
Outside New Jersey:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.400%	9/7/06 (4)	10,000	10,000
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.410%	9/7/06 (1)	10,595	10,595
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)	22,525	22,525
1 Puerto Rico GO TOB VRDO	3.410%	9/7/06 (1)	7,995	7,995
1 Puerto Rico GO TOB VRDO	3.420%	9/7/06 (4)	1,200	1,200
Puerto Rico Govt. Dev. Bank VRDO	3.290%	9/7/06 (1)	21,650	21,650
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.410%	9/7/06 (1)	22,532	22,532
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.420%	9/7/06 (3)	5,130	5,130
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.420%	9/7/06 (3)	18,890	18,890
1 Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	12,575	12,575
1 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.400%	9/7/06	29,105	29,105
1 Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	3.400%	9/7/06 (2)	6,515	6,515
1 Puerto Rico Public Finance Corp. TOB VRDO	3.410%	9/7/06 (11)	31,192	31,192
1 Puerto Rico Public Finance Corp. TOB VRDO	3.440%	9/7/06 (3)	2,100	2,100
1 Puerto Rico Public Finance Corp. TOB VRDO	3.460%	9/7/06 LOC	10,000	10,000

Total Municipal Bonds (Cost $2,721,878)				2,721,878

Other Assets and Liabilities—Net (1.1%)				30,282

Net Assets (100%)				2,752,160

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $800,604,000, representing 29.1% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC- Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.7%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,964
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,626
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,198
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,698
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/12 (2)(ETM)	1,805	1,954
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/31 (2)	2,500	2,637
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/21 (2)	3,200	3,489
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/10 (4)(Prere.)	850	906
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/10 (4)(Prere.)	1,470	1,574
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/16	1,140	1,241
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/17	1,025	1,112
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/18	1,265	1,372
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/19	1,335	1,448
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/14 (4)	6,930	7,811
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/17 (1)	2,560	2,731
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/18 (1)	2,165	2,310
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	19,927
Cumberland County NJ Improvement Auth. Solid Waste System Rev	5.125%	1/1/25 (1)	5,685	6,127
Delaware River & Bay Auth. New Jersey Rev	5.375%	1/1/10 (2)(Prere.)	750	798
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.750%	1/1/22 (4)	10,000	10,608
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.625%	1/1/26 (4)	5,000	5,272
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,826
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,976
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,141
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,499
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,171
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,369
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,637
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	4,915
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,667
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	5,901
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	3,390	3,667
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	5,090	5,506
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	2,650	2,867
Essex County NJ Improvement Auth. Rev	5.500%	10/1/23 (1)	12,065	13,963
Essex County NJ Improvement Auth. Rev	5.500%	10/1/24 (1)	6,725	7,806
Essex County NJ Improvement Auth. Rev	5.500%	10/1/25 (1)	11,630	13,567
Essex County NJ Improvement Auth. Rev	5.500%	10/1/26 (1)	6,500	7,600
Essex County NJ Improvement Auth. Rev	5.500%	10/1/27 (1)	5,895	6,905
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/10 (4)	1,000	876
Evesham NJ Util. Auth. Rev	5.000%	7/1/16 (2)	3,435	3,648
Evesham NJ Util. Auth. Rev	5.000%	7/1/17 (2)	3,705	3,914
Evesham NJ Util. Auth. Rev	5.000%	7/1/18 (2)	1,605	1,694
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	5,827
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	20,136
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	6,999
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	13,000	15,760
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/16 (1)	1,000	1,068
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/17 (1)	1,000	1,065
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/20 (1)	1,150	1,222
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/23 (1)	1,000	1,053
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,111
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/18 (2)	2,755	3,073
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/13 (1)	1,685	1,723
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/15 (1)	3,140	3,211
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.100%	6/1/16 (1)	1,685	1,725
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,381
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,929
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	814
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,974
1 Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/13 (1)	9,590	11,043
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,331
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	968
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,320
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,800
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,494
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,355
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	12,678
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,746
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,918
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,981
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,102
Mercer County NJ Improvement Auth. Solid Waste Rev	5.375%	9/15/12	11,120	11,521
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.750%	12/15/08	1,165	1,220
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.950%	12/15/12	4,895	5,506
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,111
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,287
Middlesex County NJ Improvement Auth	5.375%	3/15/22 (3)	1,825	1,968
Middlesex County NJ Improvement Auth	5.375%	3/15/23 (3)	1,925	2,076
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	507
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	507
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	5,056
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,512
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/19	1,585	1,718
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/20	1,600	1,734
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/21	2,375	2,562
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/22	2,000	2,157
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,395
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	1,999
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,740
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,862
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,106
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.800%	7/15/07 (2)(Prere.)	1,180	1,215
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,233
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,349
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,384
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,371
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,371
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,228
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,847
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,114
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,269
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,829
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/21 (1)	3,000	3,251
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,595
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,127
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,417
2 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,742
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/28 (3)	8,000	9,433
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/29 (3)	7,055	8,330
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,591
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,044
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,349
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/18	1,250	1,362
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.000%	6/1/25	1,000	1,102
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.500%	6/1/31	1,665	1,769
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,809
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	15,939
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,421
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	26,922
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,546
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,325
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,274
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,719
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,589
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,700
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	24,500	28,877
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/08 (1)	2,305	2,156
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/11 (1)	4,650	3,886
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,649
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,451
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,089
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,693
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,668
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	3.250%	9/1/06	2,600	2,600
New Jersey Econ. Dev. Auth. Water Fac. Rev. (NJ American Water Co.)	5.125%	4/1/22 (2)	5,000	5,252
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/07 (2)	5,890	6,024
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/08 (2)	6,165	6,438
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/10 (4)(Prere.)	2,715	2,857
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/10 (4)(Prere.)	8,425	9,101
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/12	7,595	8,386
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/20	6,405	6,632
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	3.370%	9/7/06 (2)	2,450	2,450
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,329
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,756
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,932
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/21 (3)	2,605	2,804
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/22 (3)	2,775	2,980
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/27 (2)	11,275	11,948
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/32 (3)	4,700	4,943
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,062
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,561
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,832
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,853
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,407
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	7,931
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.180%	9/1/06	1,900	1,900
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.350%	9/1/06	6,620	6,620
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.430%	9/1/06	6,800	6,800
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,231
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,649
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/17 (3)	1,700	1,796
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/20 (3)	1,010	1,066
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/34 (3)	15,760	16,481
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/36 (1)	4,000	4,219
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,874
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,305	2,480
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,880	2,020
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	2,050	2,203
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/21 (3)	2,800	3,000
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,579
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,339
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	426
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	213
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,215
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,219
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.000%	9/1/07 (Prere.)	1,525	1,562
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.125%	9/1/10 (Prere.)	5,090	5,425
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,608
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,393
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,346
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,514
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/24	800	810
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/30	2,405	2,525
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/36	6,800	7,129
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	5,500	5,710
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,851
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	1,500	1,550
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,423
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,230
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/30	4,000	4,184
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,273
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/35	2,450	2,513
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,794
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	14,052
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,204
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/21	3,500	3,755
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/26	3,500	3,757
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/32	3,000	3,201
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/13 (1)	3,000	3,117
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/16 (1)	3,300	3,434
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.000%	7/1/21 (1)	3,000	1,566
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,428
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	4.950%	6/1/10 (2)	2,980	3,001
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/11 (2)	2,375	2,393
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/12 (1)	525	532
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.150%	6/1/12 (2)	2,475	2,489
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.100%	6/1/13 (1)	1,200	1,216
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.200%	6/1/13 (2)	3,860	3,894
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.125%	6/1/14 (1)	685	694
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.250%	6/1/18 (1)	380	384
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,078
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev	5.700%	5/1/20 (4)	2,255	2,362
New Jersey Housing & Mortgage Finance Agency Rev. (Home Buyer)	5.400%	10/1/20 (1)	735	749
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)(ETM)	1,595	1,763
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)	8,405	9,248
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)(ETM)	250	284
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)	5,505	6,261
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,445
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,153
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,162
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,837
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,666
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,779
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/10 (Prere.)	5,000	5,425
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/20	5,000	5,828
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/21 (1)	25,000	28,852
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/23 (3)	5,850	6,958
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/23 (2)	15,830	17,920
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/24 (3)	5,000	5,971
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/25 (3)	17,750	21,325
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/32 (4)	30,000	8,846
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/36 (2)	34,000	8,345
New Jersey Turnpike Auth. Rev	5.375%	1/1/10 (1)(Prere.)	3,500	3,697
New Jersey Turnpike Auth. Rev	5.500%	1/1/10 (1)(Prere.)	1,800	1,908
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	1,620	1,730
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	665	710
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	7,365	7,865
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)	230	259
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)(ETM)	770	870
New Jersey Turnpike Auth. Rev	6.500%	1/1/13 (1)(ETM)	20,000	23,147
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	1,560	1,821
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)	4,615	5,371
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	22,095	25,795
New Jersey Turnpike Auth. Rev	5.750%	1/1/17 (1)	2,635	2,799
New Jersey Turnpike Auth. Rev	5.250%	1/1/26 (4)	5,500	6,291
New Jersey Turnpike Auth. Rev	5.250%	1/1/27 (4)	7,000	8,029
New Jersey Turnpike Auth. Rev	5.250%	1/1/29 (4)	19,000	21,781
New Jersey Turnpike Auth. Rev	5.250%	1/1/30 (4)	24,500	28,142
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.430%	9/7/06 (2)	13,520	13,520
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.430%	9/7/06 (2)	4,710	4,710
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	16,125	16,125
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	19,600	19,600
New Jersey Turnpike Auth. Rev. VRDO	3.400%	9/7/06 (4)	21,800	21,800
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/10 (1)	2,230	2,323
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/11 (1)	2,345	2,441
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/13 (1)	2,600	2,702
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,724
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,182
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/17	2,665	2,843
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/18	2,345	2,502
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/18 (3)(ETM)	2,500	2,989
Port Auth. of New York & New Jersey Rev	5.125%	11/15/12 (3)	2,500	2,588
Port Auth. of New York & New Jersey Rev	5.125%	11/15/14 (3)	6,025	6,223
Port Auth. of New York & New Jersey Rev	5.500%	12/15/14 (2)	2,790	3,039
Port Auth. of New York & New Jersey Rev	5.000%	8/1/15	3,370	3,460
Port Auth. of New York & New Jersey Rev	5.500%	12/15/19 (2)	5,125	5,548
Port Auth. of New York & New Jersey Rev	5.000%	7/15/31	12,830	13,486
Port Auth. of New York & New Jersey Rev	5.000%	7/15/34 (1)	12,095	12,709
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/31 (1)	4,215	1,322
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/32 (1)	5,000	1,487
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/34 (1)	10,220	2,754
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/35 (1)	10,215	2,627
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,310
Rutgers State Univ. New Jersey	5.000%	5/1/31 (3)	2,000	2,093
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/23	2,000	2,075
South Jersey Port Corp. New Jersey Rev	5.200%	1/1/23	1,500	1,551
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/33	1,500	1,553
Stafford NJ Muni. Util. Auth. Water & Sewer Rev	5.500%	6/1/11 (3)	3,100	3,354
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,121
Union County NJ PCR (Exxon) VRDO	3.180%	9/1/06	415	415
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/11 (2)	8,375	8,636
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/12 (2)	8,995	9,269
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/13 (2)	9,445	9,708
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,138
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,354
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,604
Univ. of Medicine & Dentistry New Jersey Rev	6.500%	12/1/12 (1)(ETM)	4,000	4,447
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/15 (2)	2,325	2,535
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/16 (2)	1,110	1,208
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/18 (2)	1,250	1,366
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/19 (2)	3,000	3,278
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/20 (2)	3,675	4,015
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/21 (2)	2,000	2,185
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/23 (2)	7,330	7,966
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/27 (2)	10,100	10,937
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,262
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,263
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,127
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,352
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,710
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,521
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,672
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,137
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,080
Outside New Jersey :
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev	5.125%	11/1/11 (2)	3,400	3,520
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/07 (1)(Prere.)	3,200	3,294
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/22 (1)	2,000	2,261
Puerto Rico GO	5.500%	7/1/18	5,540	6,162
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,800
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/06	1,422	1,422
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/14 (Prere.)	3,500	3,905
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/14 (Prere.)	4,125	4,602
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	5,000	5,736
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/21 (4)	5,000	5,778
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/22 (4)	3,500	4,057
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/23 (4)	4,000	4,649
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	9/7/06 (2)	29,100	29,100
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/28	2,590	2,663
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/24 (2)	13,000	15,159
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/28 (2)	10,200	12,002
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/29 (2)	19,805	7,010
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/33 (3)	20,000	5,838
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,127
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,381
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,541
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	897
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,204
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/18	3,390	3,591

Total Municipal Bonds (Cost $1,603,399)	1,666,584

Other Assets and Liabilities—Net (0.3%)	5,548

Net Assets (100%)	1,672,132

1	Securities with a value of $2,418,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $40,111,000, representing 2.4% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $1,604,666,000. Net unrealized appreciation of investment securities for tax purposes was $61,918,000, consisting of unrealized gains of $63,161,000 on securities that had risen in value since their purchase and $1,243,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2006, the aggregate settlement value of open futures contracts expiring in December 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S.Treasury Bond	(150)	16,659	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.